Fees and Expenses - Neuberger Disrupters ETF	Aug. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	(1) The fee table and expense example included in the Fund’s Summary Prospectus and Prospectus are hereby deleted and replaced with the following:
Expenses Restated to Reflect Current [Text]	“Fee waivers and/or expense reimbursement” have been restated to reflect the Fee Waiver as described in footnote 2 below, which is higher than the prior contractual fee waiver.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.65
Other expenses	0.00
Total annual operating expenses	0.65
Fee waivers and/or expense reimbursement[1]	0.25
Total annual operating expenses after fee waivers and/or expense reimbursement[2]	0.40

[1]“Fee waivers and/or expense reimbursement” have been restated to reflect the Fee Waiver as described in footnote 2 below, which is higher than the prior contractual fee waiver.
[2]Neuberger Berman Investment Advisers LLC (“NBIA” or the “Manager”) has contractually undertaken to waive its management fee by 0.25% of the Fund’s average daily net assets (“Fee Waiver”). The undertaking lasts until 4/8/2028 and may not be terminated during its term without the consent of the Board of Trustees.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.65
Other expenses	0.00
Total annual operating expenses	0.65
Fee waivers and/or expense reimbursement[1]	0.25
Total annual operating expenses after fee waivers and/or expense reimbursement[2]	0.40

[1]“Fee waivers and/or expense reimbursement” have been restated to reflect the Fee Waiver as described in footnote 2 below, which is higher than the prior contractual fee waiver.
[2]Neuberger Berman Investment Advisers LLC (“NBIA” or the “Manager”) has contractually undertaken to waive its management fee by 0.25% of the Fund’s average daily net assets (“Fee Waiver”). The undertaking lasts until 4/8/2028 and may not be terminated during its term without the consent of the Board of Trustees.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]
The expense example can help you compare costs among funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$41	$163	$318	$768